Annual Operating Expenses {- Fidelity® Focused Stock Fund} - 10.31 Fidelity Focused Stock Fund PRO-06 - Fidelity® Focused Stock Fund - Fidelity Focused Stock Fund-Default	Dec. 30, 2020
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.69%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.88%